LAND USE RIGHTS, NET (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2015 USD ($)	Sep. 30, 2017 USD ($)
Land use rights, net (note 9)	¥ 13,851		¥ 14,399				$ 2,087
Amortization of Intangible Assets	¥ 6,153		6,637		¥ 7,670
Use Rights [Member]
Amortization of Intangible Assets | $		$ 548		$ 548		$ 548
Asset Pledged As Collateral [Member]
Land use rights, net (note 9)			¥ 12,456